Discontinued Operations	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

On January 3, 2017, we completed the spin-offs of Park and HGV via a pro rata distribution to each of Hilton's stockholders of record, as of close of business on December 15, 2016, of 100 percent of the outstanding common stock of each of Park and HGV (the "Spin-Off Distribution"). Each Hilton stockholder received one share of Park common stock for every five shares of Hilton common stock and one share of HGV common stock for every ten shares of Hilton common stock. Following the spin-offs, Hilton did not retain any ownership interest in Park or HGV. Both Park and HGV have their common stock listed on the New York Stock Exchange under the symbols "PK" and "HGV," respectively.

In connection with the spin-offs, on January 2, 2017, Hilton entered into several agreements with Park and HGV that govern Hilton’s relationship with them following the Spin-Off Distribution, including: (i) a Distribution Agreement; (ii) an Employee Matters Agreement; (iii) a Tax Matters Agreement; (iv) a Transition Services Agreement ("TSA"); (v) a license agreement with HGV; (vi) a Tax Stockholders Agreement; and (vii) management and franchise contracts with Park.

Under the TSA with Park and HGV, Hilton or one of its affiliates provided Park and HGV certain services for a period of up to two years from the date of the TSA to facilitate an orderly transition following the Spin-Off Distribution. The services that Hilton provided under the TSA included: finance; information technology; human resources and compensation; facilities; legal and compliance; and other services. The entity that provided the services was compensated for such services at agreed amounts as set forth in the TSA.

The license agreement with HGV grants HGV the exclusive right, for an initial term of 100 years, to use certain Hilton marks and IP in its timeshare business, subject to the terms and conditions of the agreement. HGV pays a royalty fee of five percent of gross revenues, as defined in the agreement, to Hilton, as well as specified additional fees and reimbursements. Additionally, during the term of the agreement, HGV will participate in Hilton’s guest loyalty program, Hilton Honors.

Under the management and franchise contracts with Park, Park pays management fees for various services that Hilton provides to support the operations of their hotels, as well as royalty fees for the licensing of Hilton's hotel brands. Additionally, payroll and related costs, certain other operating costs, marketing expenses and other expenses associated with Hilton's brands and shared services are reimbursed to Hilton by Park pursuant to the terms of the management and franchise contracts.

Financial Information

During the years ended December 31, 2018 and 2017, we recognized $154 million and $157 million, respectively, of management and franchise fees and $1,167 million and $1,197 million, respectively, of other revenues from managed and franchised properties under our management and franchise contracts with Park. We also recognized franchise and licensing fees under our license agreement with HGV of $98 million and $87 million, respectively.

Prior to the spin-offs, the results of Park were reported in our ownership segment and the results of HGV were reported in our timeshare segment. Following the spin-offs, we do not report a timeshare segment, as we no longer have timeshare operations.

The following table presents the results of operations of Park and HGV that were included in discontinued operations in our consolidated statement of operations for the year ended December 31, 2016:

(in millions)
Total revenues from discontinued operations	$4,236

Expenses
Owned and leased hotels	1,770
Timeshare	942
Depreciation and amortization	320
Other	298
Total expenses from discontinued operations	3,330

Gain on sales of assets, net	1

Operating income from discontinued operations	907

Non-operating loss, net	(210)

Income from discontinued operations before income taxes	697

Income tax expense	(326)

Income from discontinued operations, net of taxes	371
Income from discontinued operations attributable to noncontrolling interests, net of taxes	(6)
Income from discontinued operations attributable to Hilton stockholders, net of taxes	$365

The following table presents selected financial information of Park and HGV that was included in our consolidated statement of cash flows for the year ended December 31, 2016:

(in millions)
Non-cash items included in net income:
Depreciation and amortization	$320
Gain on sales of assets, net	(1)

Investing activities:
Capital expenditures for property and equipment	$(255)